Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,547	$ 3,687	$ 3,496
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	644	662	645
Deferred income taxes	(50)	345	293
Provision for loan losses	823	950	1,235
Gain on sale of loans, net	(591)	(219)	(242)
Securities gain, net		(237)	(148)
Security amortization, net of accretion	553	226	121
Secondary market loan sale proceeds	20,873	7,201	11,362
Originations of secondary market loans held-for-sale	(20,384)	(7,019)	(10,831)
Effects of changes in operating assets and liabilities:
Net deferred loan costs	63	35	62
Accrued interest receivable	32	(134)	100
Accrued interest payable	(47)	(31)	(109)
Prepaid FDIC assessment	292	345	437
Other assets and liabilities	309	(37)	(419)
Net cash provided by operating activities	7,064	5,774	6,002
Securities available-for-sale:
Proceeds from maturities and repayments	76,220	45,332	51,234
Proceeds from sale		3,244	3,359
Purchases	(82,382)	(95,542)	(54,909)
Loan originations, net of repayments	(40,842)	(1,065)	(3,827)
Net cash from acquisition		60,872
Proceeds from sale of other real estate	26	883	476
Property, equipment, and software acquisitions	(953)	(586)	(103)
Purchase of bank-owned life insurance	(5,000)
Net cash provided by (used in) investing activities	(52,931)	13,138	(3,770)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	32,021	15,648	24,084
Net change in short-term borrowings	6,919	5,055	3,254
Repayments of other borrowings	(6,489)	(3,748)	(21,902)
Cash dividends paid	(1,969)	(1,969)	(1,969)
Proceeds from stock options exercised	5
Net cash provided by financing activities	30,487	14,986	3,467
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(15,380)	33,898	5,699
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	82,258	48,360	42,661
CASH AND CASH EQUIVALENTS AT END OF YEAR	66,878	82,258	48,360
Cash paid during the year for:
Interest	3,155	3,769	5,206
Income taxes	1,690	1,525	1,310
Acquisition of noncash assets and liabilities:
Assets acquired		13,631
Liabilities assumed		74,503
Noncash investing activities:
Transfer of loans to other real estate owned	$ 56	$ 814	$ 337